UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of principal executive offices) (Zip code)

Laurence K. Russian
ABS Investment Management LLC
537 Steamboat Road
Greenwich, Connecticut 06830
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

	Fair Value	Redemptions Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] ‒ 97.9%
ASIAN EQUITY LONG/SHORT ‒ 7.3%
Kylin Offshore Fund Ltd.	$1,538,631	Quarterly	60 Days [c]
Pleiad Asia Offshore Feeder Fund	2,882,943	Quarterly	60 Days [b,c]
	4,421,574
EUROPEAN EQUITY LONG/SHORT ‒ 7.1%
Horseman European Select Fund Ltd. Class A	1,107,149	Monthly	30 Days
Pelham Long/Short Fund Ltd. Class A Sub Class 1	3,162,877	Monthly	90 Days [c]
	4,270,026
EVENT DRIVEN ‒ 0.7%
Roystone Capital Offshore Fund Ltd. - Class A	398,428	Quarterly	90 Days [b]

GLOBAL EQUITY LONG/SHORT ‒ 33.5%
Cooper Square Offshore Fund, Ltd.	2,316,317	Quarterly	60 Days
Lansdowne Developed Markets Fund Limited Class N	2,827,030	Monthly	90 Days
Marianas Fund Ltd. Class A NV	925,487	Quarterly	60 Days
Marianas Fund Ltd. Class B NV	1,633,577	Quarterly	60 Days
Riposte Global Opportunity Fund, L.P.	2,203,135	Quarterly	45 Days
Soroban Fund L.L.C.	2,970,559	Quarterly	60 Days [b]
Suvretta Partners, L.P. - Class A	3,328,435	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd.	4,039,816	Quarterly	60 Days [b]
	20,244,356
HEALTH CARE EQUITY LONG/SHORT ‒ 9.4%
Camber Capital Fund L.P.	3,079,892	Quarterly	90 Days [c]
Senzar Healthcare International Fund, Ltd.	2,604,534	Monthly	30 Days
	5,684,426
JAPAN EQUITY LONG/SHORT ‒ 4.1%
Indus Japan Fund, Ltd. Class A	2,488,802	Quarterly	30 Days

REAL ESTATE LONG/SHORT ‒ 4.0%
Long Pond Offshore, Ltd.	2,445,928	Quarterly	60 Days

TMT EQUITY LONG/SHORT ‒ 11.7%
Light Street Xenon, Ltd. - Class A N	1,742,519	Quarterly	45 Days
Seligman Tech Spectrum Fund L.L.C.	4,117,730	Monthly	30 Days
SoMa Offshore, Ltd. Class A Series 2 Founders	1,229,940	Quarterly	60 Days
	7,090,189

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS ‒ Continued
As of January 31, 2017 (Unaudited)

	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT ‒ 15.5%
Altimeter Offshore Ltd.	$2,102,464	Semi-Annually	60 Days
Anchor Bolt Fund, L.P. - Limited Partner C	1,890,143	Quarterly	60 Days
Lakewood Capital Offshore Fund, Ltd. - Class A Sub-Class 1	3,037,394	Quarterly	60 Days
Pagoda International, Ltd.	2,373,836	Quarterly	45 Days
	9,403,837
U.S. SMALL CAP EQUITY LONG/SHORT ‒ 4.6%
ACK Asset Partners II, L.P.	2,769,383	Quarterly	45 Days

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 97.9%	59,216,949
(Cost $52,735,349)
TOTAL INVESTMENTS ‒ 97.9%	59,216,949
(Cost $52,735,349)
Other Assets in Excess of Liabilities ‒ 2.1%	1,249,470
SHAREHOLDERS' CAPITAL ‒ 100.0%	$60,466,419

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale.
[b]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

See accompanying notes to Schedule of Investments.

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, maybe considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of investments in Level 1 generally include listed equities and listed derivatives.

Level 2
Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, and fair value that is determined through the use of models or other valuation methodologies. Investments in this category generally include corporate bonds and loans, less liquid and restricted equity securities, and certain over-the-counter derivatives. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3
Inputs that are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Investments in this category generally include equity and debt positions in private companies.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient.

Accounting Standards Update No. 2015-07 Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) amends the fair value accounting rules to remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The Fund has adopted this update and as a result of adopting it, investments in Portfolio Funds with a fair value of $59,216,949 are excluded from the fair value hierarchy as of January 31, 2017.

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of April 30, 2016, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$4,466,649
Gross unrealized depreciation	(783,396)
Net unrealized appreciation/(depreciation)	$3,683,253
Cost of investments	$49,396,796

There are no differences between cost and unrealized amounts for financial statement and federal income tax purposes as of April 30, 2016 because the Fund did not complete its first tax year end until September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian
(Principal Executive Officer)
Date	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian
(Principal Executive Officer)
Date	March 27, 2017

By (Signature and Title)*	/s/ David J. Finn
David J. Finn
(Principal Financial Officer)
Date	March 27, 2017

*	Print the name and title of each signing officer under his or her signature.